Notes and Amounts Receivable for Equity Issued	3 Months Ended
Mar. 31, 2022
Notes And Amounts Receivable For Equity Issued
Notes and Amounts Receivable for Equity Issued

10. Notes and Amounts Receivable for Equity Issued

	March 31, 2022
Notes receivable	$1,158,832
Amounts receivable	34,809	*
	$1,193,641

*	Consists of receivables for the exercise of warrants and options at various exercise prices during the year ended December 31, 2021. The receivables are unsecured, non-interest-bearing and due on demand.

During the year ended December 31, 2021, the Company entered into agreements with certain warrant and option holders for the following notes receivables as consideration for the exercise of warrants and options:

On July 31, 2021, the Company entered into a promissory note agreement with a principal sum of $48,087 ($60,000 CAD) as consideration for the exercise of 500,000 warrants at approximately $0.10 ($0.12 CAD). See summary table below for terms specific to the promissory note.

On July 31, 2021, the Company entered into a promissory note agreement with a principal sum of $48,087 ($60,000 CAD) as consideration for the exercise of 500,000 warrants at approximately $0.10 ($0.12 CAD). See summary table below for terms specific to the promissory note.

On July 31, 2021, the Company entered into a promissory note agreement with a principal sum of $48,087 ($60,000 CAD) as consideration for the exercise of 500,000 warrants at approximately $0.10 ($0.12 CAD). See summary table below for terms specific to the promissory note.

On July 31, 2021, the Company entered into a promissory note agreement with a principal sum of $24,044 ($30,000 CAD) as consideration for the exercise of 250,000 warrants at approximately $0.10 ($0.12 CAD). See summary table below for terms specific to the promissory note.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the three months ended March 31, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

10.	Notes and Amounts Receivable for Equity Issued (continued)

On July 31, 2021, the Company entered into a promissory note agreement with a principal sum of $14,426 ($18,000 CAD) as consideration for the exercise of 150,000 warrants at approximately $0.10 ($0.12 CAD). See summary table below for terms specific to the promissory note.

On July 31, 2021, the Company entered into a promissory note agreement with the CFO of the Company with a principal sum of $48,088 ($60,000 CAD) as consideration for the exercise of 500,000 warrants at approximately $0.10 ($0.12 CAD). See summary table below for terms specific to the promissory note.

On July 31, 2021, the Company entered into a promissory note agreement with a principal sum of $144,261 ($180,000 CAD) as consideration for the exercise of 1,500,000 warrants at approximately $0.10 ($0.12 CAD). See summary table below for terms specific to the promissory note.

On July 31, 2021, the Company entered into a promissory note agreement with a principal sum of $96,174 ($120,000 CAD) as consideration for the exercise of 1,000,000 warrants at approximately $0.10 ($0.12 CAD). See summary table below for terms specific to the promissory note.

On July 31, 2021, the Company entered into a promissory note agreement with the CEO of the Company with a principal sum of $19,235 ($24,000 CAD) as consideration for the exercise of 200,000 warrants at approximately $0.10 ($0.12 CAD). See summary table below for terms specific to the promissory note.

On July 31, 2021, the Company entered into a promissory note agreement with the CEO of the Company with a principal sum of $226,971($283,200 CAD) as consideration for the exercise of 2,360,000 warrants at approximately $0.10 ($0.12 CAD). See summary table below for terms specific to the promissory note.

On November 10, 2021, the Company entered into a promissory note agreement with the CEO of the Company with a principal sum of $189,680 ($237,286 CAD) as consideration for the exercise of 1,416,667 warrants at approximately $0.10 ($0.12 CAD), 500,000 options at approximately $0.12 ($0.15 CAD), and 320,000 options at approximately $0.06 ($0.08 CAD) after first offsetting the consideration against amounts owed to the CEO. See summary table below for terms specific to the promissory note.

On November 10, 2021, the Company entered into a promissory note agreement with a principal sum of $95,924 ($120,000 CAD) as consideration for the exercise of 1,000,000 warrants at approximately $0.10 ($0.12 CAD). See summary table below for terms specific to the promissory note.

On November 10, 2021, the Company entered into a promissory note agreement with a principal sum of $146,639 ($193,443 CAD) as consideration for the exercise of 1,800,000 warrants at approximately $0.10 ($0.12 CAD), 500,000 warrants at approximately $0.08 ($0.10 CAD) and 320,000 options at approximately $0.08 ($0.10 CAD) after first offsetting the consideration against amounts owed to the note holder. See summary table below for terms specific to the promissory note.

On November 10, 2021, the Company entered into a promissory note agreement with a director of the Company with a principal sum of $34,846 ($43,592 CAD) as consideration for the exercise of 670,000 options at approximately $0.06 ($0.08 CAD) after first offsetting the consideration against amounts owed to the director.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the three months ended March 31, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

10.	Notes and Amounts Receivable for Equity Issued (continued)

See summary table below for terms specific to the promissory note.

	# of Securities exercised		Principal	Maturity date	Interest rate
Current
	500,000		$48,087	September 30, 2021	5%
	500,000		$48,087	December 31, 2021	5%
	500,000		$48,087	November 30, 2021	5%
	250,000		$24,044	November 30, 2021	5%
	150,000		$14,426	December 31, 2021	5%
	2,236,667		$189,680	November 10, 2022	5%
	1,000,000		$95,924	November 10, 2022	5%
	2,620,000		$146,639	November 10, 2022	5%
	670,000		$34,846	November 10, 2022	5%
	500,000		$48,088	July 31, 2023	5%
	1,500,000		$144,261	July 31, 2023	5%
	1,000,000		$96,174	July 31, 2023	5%
	200,000		$19,235	July 28, 2023	5%
	2,360,000		$226,971	July 28, 2023	5%
Total	13,986,667	*	$1,184,549

*	Includes 12,176,667 warrants exercised and 1,810,000 options exercised

The following is a continuity of the Company’s promissory note receivable:

Notes Receivable
Beginning balance, Jan 1, 2021	$-
Additions	1,184,549
Repayments	(23,745)
Accrued interest	17,733
Foreign exchange loss on revaluation	(19,705)
Net book value, December 31, 2021 and March 31, 2022	$1,158,832

During the three months ended March 31, 2022, the accrued interest income totaled $14,149 (2021 - $nil). As at March 31, 2022, the accrued interest of $14,331 was included in amounts receivable (Note 4). The impact on foreign exchange was $182.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the three months ended March 31, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)